Issued Capital (Tables)	6 Months Ended
Dec. 31, 2022
Issued Capital [Abstract]
Schedule of issued capital
	31 December 2022	30 June 2022
	$	$
Ordinary shares	150,842,248	86,586,794
Total ordinary shares	150,842,248	86,586,794

Schedule of ordinary shares movements during years
	31 December 2022 $	31 December 2022 No.	30 June 2022 $	30 June 2022 No.

At beginning of year	86,586,794	1,292,334,028	45,852,107	1,068,411,224

Issue of new shares - placements	13,000,000	63,414,635	400,000	5,000,000

Issue of new shares – share based payments	-	-	-	10,000,000

Issue of new shares –APIRx acquisition	49,088,139	218,169,506	-	-

Exercise of options	2,027	2,027	40,274,243	207,650,638

Shares in lieu of advisor fees	2,945,288	13,090,170	450,000	1,272,166

Share issue costs	(780,000)	-	(389,555)	-

At end of year	150,842,248	1,587,010,366	86,586,794	1,292,334,028